Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total		Warrant A Gilead	Share capital.	Share capital. Warrant A Gilead	Share premium account	Share premium account Warrant A Gilead	Translation differences	Other reserves	Accumulated losses
Balance at beginning of period (IFRS 15) at Dec. 31, 2017	€ (83,220)									€ (83,220)
Balance at beginning of period (IFRS 9) at Dec. 31, 2017	0								€ 619	(619)
Balance at beginning of period (Restated total equity at January 1) at Dec. 31, 2017	928,766			€ 233,414		€ 993,025		€ (1,754)	(641)	(295,280)
Balance at beginning of period at Dec. 31, 2017	1,011,983			233,414		993,025		(1,754)	(1,260)	(211,441)
Net income/loss (-)	(29,259)	[1],[2]								(29,259)
Other comprehensive income / loss (-)	103	[1]						197	(94)
Total comprehensive income / loss (-)	(29,155)							197	(94)	(29,259)
Share-based compensation	26,757									26,757
Issue of new shares	296,188			16,021		280,167
Share issue costs	(15,964)			(15,964)
Exercise of warrant/ subscription rights	7,657			3,069		4,588
Balance at end of period (IFRS 9) at Dec. 31, 2018	416									416
Balance at end of period (Restated total equity at January 1) at Dec. 31, 2018	1,214,665			236,540		1,277,780		(1,557)	(735)	(297,363)
Balance at end of period at Dec. 31, 2018	1,214,249			236,540		1,277,780		(1,557)	(735)	(297,779)
Net income/loss (-)	149,845	[1],[2]								149,845
Other comprehensive income / loss (-)	(3,692)	[1]						415	(4,107)
Total comprehensive income / loss (-)	146,154							415	(4,107)	149,845
Share-based compensation	38,297									38,297
Derecognition of financial liability from share subscription agreement and warrant A	135,702					135,702
Issue of new shares	960,087			36,945		923,142
Share issue costs	(4,447)			(4,447)
Exercise of warrant/ subscription rights	17,167		€ 368,035	4,082	€ 14,162	13,085	€ 353,873
Balance at end of period at Dec. 31, 2019	2,875,658			287,282		2,703,583		(1,142)	(4,842)	(109,223)
Net income/loss (-)	(305,436)									(305,436)
Other comprehensive income / loss (-)	(8,112)							(2,047)	(6,065)
Total comprehensive income / loss (-)	(313,548)							(2,047)	(6,065)	(305,436)
Share-based compensation	79,959									79,959
Share issue costs				0
Exercise of warrant/ subscription rights	28,288			4,031		24,257
Balance at end of period at Dec. 31, 2020	€ 2,670,355			€ 291,312		€ 2,727,840		€ (3,189)	€ (10,907)	€ (334,701)

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued operations in 2020.
[2]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.